CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Formation and operating costs	$ 214,403	$ 210,022	$ 461,151	$ 432,912
Franchise tax	41,039	50,000	84,339	100,598
Loss from operations	(255,442)	(260,022)	(545,490)	(533,510)
Other income (expense)
Interest expense on promissory note - related party	(14,361)		(28,563)
Earnings on trading securities	9,066		10,827
Realized gain on investments held in Trust Account		92,185		110,613
Unrealized gain on investments held in Trust Account	160,482	138,413	301,805	191,476
Unrealized gain from change in fair value of warrant liabilities	0	2,554,981	170,333	4,428,632
Gain on waiver of deferred underwriting commissions by underwriter	299,940		299,940
Total other income, net	455,127	2,785,579	754,342	4,730,721
Net income	199,685	2,525,557	$ 208,852	$ 4,197,211
Common Class A [Member]
Other income (expense)
Net income
Weighted average shares outstanding	1,304,259	18,041,500	1,304,259	18,041,500
Basic net income (loss) per share, Common stock subject to possible redemption	$ (3.45)	$ 0.11	$ (3.36)	$ 0.19
Diluted net income (loss) per share, Common stock subject to possible redemption	(3.45)	0.11	(3.36)	0.19
Basic net income (loss) per common share (in dollars per share)	$ (3.45)	$ 0.11	$ (3.36)	$ 0.19
Common Class B [Member]
Other income (expense)
Net income
Weighted average shares outstanding	4,510,375	4,510,375	4,510,375	4,510,375
Basic net income (loss) per common share (in dollars per share)	$ 1.04	$ 0.1	$ 1.02	$ 0.17
Diluted net income (loss) per common share (in dollars per share)	$ 1.04	$ 0.1	$ 1.02	$ 0.17